Income before taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Before Taxes Details Abstract
Depreciation	¥ 818	¥ 441	¥ 526
Directors
salaries and related costs	1,815	234	312
social benefits contribution	130
share based compensation	589
Key management personnel (other than directors)
salaries and related costs	3,501	1,160	364
social benefits contribution	150	174
share based compensation	100
Other than directors and key management personnel
salaries and related costs	1,863	6,198	7,119
social benefits contribution	¥ 452	¥ 398	¥ 409